As filed with the Securities and Exchange Commission on March 2, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Rockland Small Cap Growth Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.0%
	Airlines - 2.2%
9,850	Allegiant Travel Company (a)	$478,414

	Alternative Energy - 2.0%
22,450	Ener1, Inc. (a)	160,518
6,950	Energy Conversion Devices, Inc. (a)	175,209
18,950	GreenHunter Energy, Inc. (a)	93,234
		428,961
	Commercial Services - 10.4%
2,050	Clean Harbors, Inc. (a)	130,052
5,925	Emergency Medical Services Corporation (a)	216,914
22,050	Global Traffic Network, Inc. (a)	128,772
8,625	Mantech International Corporation - Class A (a)	467,389
16,050	NCI, Inc. - Class A (a)	483,586
17,100	Stanley Inc. (a)	619,362
19,725	Tyler Technologies, Inc. (a)	236,306
		2,282,381
	Communications - 3.7%
11,000	Comtech Telecommunications Corp. (a)	504,020
35,375	TeleCommunication Systems, Inc. - Class A (a)	303,871
		807,891
	Computers & Peripherals - 0.3%
10,525	Netezza Corporation (a)	69,886

	Consumer Non-Durables - 3.1%
17,675	Green Mountain Coffee Roasters, Inc. (a)	684,023

	Distribution - 1.5%
18,000	PetMed Express, Inc. (a)	317,340

	Education - 2.2%
11,500	American Public Education Inc. (a)	427,685
2,900	K12 Inc. (a)	54,375
		482,060
	Electronics - 5.8%
20,900	Aerovironment Inc. (a)	769,329
6,875	American Science and Engineering, Inc.	508,475
		1,277,804
	Financial Services - 14.0%
12,000	American Capital Agency Corporation	256,320
29,125	CyberSource Corporation (a)	349,209
41,075	EZCORP, Inc. (a)	624,751
19,925	Hatteras Financial Corporation	530,005
16,825	Life Partners Holdings, Inc.	734,243
4,150	Stifel Financial Corp. (a)	190,277
14,000	Tower Group, Inc.	394,940
		3,079,745

	Health Care Services & Supplies - 10.1%
13,975	athenahealth Inc. (a)	$525,739
10,475	Catalyst Health Solutions, Inc. (a)	255,066
10,000	Ensign Group, Inc.	167,400
5,500	Genomic Health, Inc. (a)	107,140
3,000	Gentiva Health Services, Inc. (a)	87,780
16,050	HMS Holdings Corporation (a)	505,896
15,750	LHC Group Inc. (a)	567,000
		2,216,021
	Infrastructure - 1.2%
12,850	Insituform Technologies, Inc. - Class A (a)	253,017

	Insurance - 0.2%
2,000	Amerisafe Inc. (a)	41,060

	Internet Services - 4.5%
25,325	NetEase.com Inc. - ADR (a) (b)	559,683
13,000	Shanda Interactive Entertainment Ltd. - ADR (a) (b)	420,680
		980,363
	Machinery/Equipment - 0.3%
10,000	Energy Recovery Inc. (a)	75,800

	Medical - 18.4%
17,300	Illumina, Inc. (a)	450,665
29,225	Luminex Corporation (a)	624,246
10,325	Masimo Corporation (a)	307,994
35,475	Merit Medical Systems, Inc. (a)	636,067
10,950	Myriad Genetics, Inc. (a)	725,547
35,825	Natus Medical Incorporated (a)	463,934
3,900	Neogen Corporation (a)	97,422
7,025	Techne Corporation	453,253
8,000	Thoratec Corporation (a)	259,920
		4,019,048
	Oil & Gas -Exploration & Production - 2.6%
5,275	Arena Resources, Inc. (a)	148,175
18,750	Concho Resources Inc. (a)	427,875
		576,050
	Oil & Gas Services - 0.5%
1,000	Comstock Resources, Inc. (a)	47,250
925	Contango Oil & Gas Company (a)	52,078
		99,328
	Pharmaceuticals - 4.5%
25,000	China Sky One Medical, Inc. (a)	399,750
24,725	Cubist Pharmaceuticals, Inc. (a)	597,356
		997,106

	Retail - 1.3%
4,500	America's Car Mart, Inc. (a)	62,145
10,025	The Buckle, Inc.	218,745
		280,890
	Semiconductors - 0.5%
9,950	Cavium Networks, Inc. (a)	104,574

	Software - 10.7%
20,075	Concur Technologies, Inc. (a)	658,861
37,125	Constant Contact, Inc. (a)	491,906
18,475	Quality Systems, Inc.	805,880
15,750	Sybase, Inc. (a)	390,128
		2,346,775
	TOTAL COMMON STOCKS (Cost $22,758,109)	21,898,537

	WARRANTS - 0.0%
2,030	Greenhunter Energy, Inc. (a) (c)	$2,030
	TOTAL WARRANTS (Cost $0)	2,030

	SHORT-TERM INVESTMENTS - 0.5%
	Money Market Fund - 0.5%
102,144	Fidelity Institutional Money Market Portfolio - Select Class	102,144
	TOTAL SHORT-TERM INVESTMENTS (Cost $102,144)	102,144
	Total Investments (Cost $22,860,253) - 100.5%	22,002,711
	Liabilities in Excess of Other Assets - (0.5)%	(106,103)
	TOTAL NET ASSETS - 100.0%	21,896,608

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security - acquired through private placement.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Cost of investments	$22,860,253
Gross unrealized appreciation	$1,325,393
Gross unrealized depreciation	(2,182,935)
Net unrealized depreciation	($857,542)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 22,000,681	$ -
Level 2 - Other significant observable inputs	2,030	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 22,002,711	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Rockland Funds Trust

By (Signature and Title)  /s/ Richard Gould
                                                                  Richard Gould, President

Date  February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)  /s/ Richard Gould
                                                                  Richard Gould, President and Treasurer

Date  February 27, 2009